COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of commitments [Abstract]
Schedule of Future Capacities Owed for Right of Use Agreements
As of December 31, 2019, the Group is committed to pay for capacities over the following years an amount of NIS 153 million (excluding maintenance fees) as follows:

New Israeli Shekels in millions
2020	51
2021	49
2022	47
2023	6
153